Borrowings - Indebtedness Pursuant Outstanding Senior Unsecured Guaranteed Notes and Other Long-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 2013 Series A Notes [Member]	Jan. 31, 2013 2013 Series B Notes [Member]	Jan. 31, 2013 Other Facilities [Member]
Proforma Debt Instrument [Line Items]
Maturity date			Feb. 01, 2022	Feb. 01, 2020
Original principle			$ 150,000	$ 50,000
Interest rate per annum			4.10%	3.50%	5.17%
Long-term borrowings	210,097		150,000	50,000	10,097
Current portion of long-term borrowings	5,663	21,775			5,663
Long-term borrowings, excluding current portion	$ 204,434	$ 231,204	$ 150,000	$ 50,000	$ 4,434